Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Funding - FVA	£ (16)	£ (11)
Credit - CVA	174	179
Bid - offer	61	60
Product and deal specific	96	124
Total	£ 315	£ 352